Acquisitions and Disposals (Details)	12 Months Ended
Jun. 30, 2021 shares
Share Capital [Member]
Statement [Line Items]
Number of shares, beginning balance	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151
Issuance of ordinary shares	380,000,000
Number of shares, ending balance	517,838,651
Number Of Shares [Member]
Statement [Line Items]
Number of shares, beginning balance	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151
Issuance of ordinary shares	380,000,000
Number of shares, ending balance	517,838,651